Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [abstract]
Summary of Consolidated Financial Statements of Subsidiaries

	Interbank and Subsidiaries		Interseguro		Inteligo and Subsidiaries
	2020	2019	2020	2019	2020	2019
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Consolidated statement of financial position -
Cash and due from banks	17,702,412	9,785,892	358,035	459,373	596,796	697,535
Financial Investments	8,966,316	5,574,515	12,895,017	11,463,674	1,881,043	1,592,001
Loans, net	38,859,028	35,512,483	—	—	1,660,526	1,624,503
Investment property	—	—	1,043,978	972,096	—	—
Total assets	68,038,621	53,019,361	14,786,389	13,378,974	4,308,618	4,098,057
Deposits and obligations	44,576,836	35,577,760	—	—	2,855,498	2,878,532
Due to banks and correspondents	9,359,157	3,662,250	1,117	2,049	300,603	315,338
Bonds, notes and other obligations	6,491,890	5,805,465	238,993	134,877	—	—
Insurance contract liabilities	—	—	12,362,929	11,287,837	—	—
Total liabilities	61,814,096	46,676,473	13,321,241	11,966,477	3,233,691	3,244,210
Equity attributable to IFS’s shareholders	6,224,525	6,342,888	1,465,148	1,412,497	1,074,927	853,847
Consolidated statement of income -
Net interest and similar income	2,783,057	2,783,943	616,887	582,817	111,762	106,509
Impairment loss on loans, net of recoveries	(2,393,923)	(750,787)	—	—	(21)	(24)
(Loss) recovery due to impairment of financial investments	170	43	(33,819)	(6,170)	745	(663)
Net gain of investment property	—	—	5,438	54,493	—	—
Fee income from financial services, net	619,842	827,064	(6,056)	(3,980)	163,968	164,312
Insurance premiums and claims	—	—	(279,070)	(279,620)	—	—
Net profit (loss) for the year attributable to IFS’s shareholders	(5,672)	1,228,538	200,826	186,934	243,125	200,254